Cover	Jan. 23, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	AmendmentDescription No 1
Document Period End Date	Jan. 23, 2024
Entity File Number	001-41895
Entity Registrant Name	Prairie Operating Co.
Entity Central Index Key	0001162896
Entity Tax Identification Number	98-0357690
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8636 N. Classen Boulevard
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73114
City Area Code	(435)
Local Phone Number	900-1949
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PROP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false